SUPPLEMENTAL INFORMATION - Cash Flow (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities:
Net income	$ 264	$ 202
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	169	185
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	144	168
Undistributed income (loss) of unconsolidated subsidiaries	(4)	10
Other non-cash items	33	50
Changes in operating assets and liabilities:
Provisions	(106)	(126)
Deferred income taxes	32	(24)
Trade and financing receivables related to sales, net	(293)	185
Inventories, net	(879)	(755)
Trade payables	129	145
Other assets and liabilities	(240)	(114)
Net cash used in operating activities	(751)	(74)
Investing activities:
Additions to retail receivables	(947)	(959)
Collections of retail receivables	1,225	1,089
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	0	1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(79)	(62)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(285)	(305)
Other	48	(47)
Net cash used in investing activities	(38)	(283)
Financing activities:
Proceeds from long-term debt	3,810	3,039
Payments of long-term debt	(4,001)	(4,398)
Net decrease in other financial liabilities	(321)	(69)
Dividends paid	(1)	(1)
Other	0	(90)
Net cash used in financing activities	(513)	(1,519)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(42)	64
Decrease in cash and cash equivalents and restricted cash	(1,344)	(1,812)
Cash and cash equivalents and restricted cash, beginning of year	5,803	6,200
Cash and cash equivalents and restricted cash, end of period	4,459	4,388
Industrial activities
Operating activities:
Net income	264	202
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	168	184
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	79	102
Loss on disposal of assets	0	0
Loss on repurchase/early redemption of notes	0	0
Undistributed income (loss) of unconsolidated subsidiaries	(84)	(30)
Other non-cash items	28	30
Changes in operating assets and liabilities:
Provisions	(96)	(119)
Deferred income taxes	10	(7)
Trade and financing receivables related to sales, net	(65)	(41)
Inventories, net	(950)	(848)
Trade payables	171	167
Other assets and liabilities	(339)	(194)
Net cash used in operating activities	(814)	(554)
Investing activities:
Additions to retail receivables	0	0
Collections of retail receivables	0	0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	0	1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(77)	(61)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(100)	(196)
Other	(370)	109
Net cash used in investing activities	(547)	(147)
Financing activities:
Proceeds from long-term debt	683	1
Payments of long-term debt	(630)	(1,081)
Net decrease in other financial liabilities	73	23
Dividends paid	(1)	(1)
Other	0	(90)
Net cash used in financing activities	125	(1,148)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(42)	68
Decrease in cash and cash equivalents and restricted cash	(1,278)	(1,781)
Cash and cash equivalents and restricted cash, beginning of year	4,553	4,901
Cash and cash equivalents and restricted cash, end of period	3,275	3,120
Financial services
Operating activities:
Net income	95	103
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	1	1
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	65	66
Loss on disposal of assets	0	0
Loss on repurchase/early redemption of notes	0	0
Undistributed income (loss) of unconsolidated subsidiaries	(8)	(11)
Other non-cash items	5	20
Changes in operating assets and liabilities:
Provisions	(10)	(7)
Deferred income taxes	22	(17)
Trade and financing receivables related to sales, net	(229)	234
Inventories, net	71	93
Trade payables	(41)	(28)
Other assets and liabilities	99	78
Net cash used in operating activities	70	532
Investing activities:
Additions to retail receivables	(947)	(959)
Collections of retail receivables	1,225	1,089
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	0	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(2)	(1)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(185)	(109)
Other	398	(156)
Net cash used in investing activities	489	(136)
Financing activities:
Proceeds from long-term debt	3,127	3,038
Payments of long-term debt	(3,371)	(3,317)
Net decrease in other financial liabilities	(394)	(92)
Dividends paid	(7)	(52)
Other	20	0
Net cash used in financing activities	(625)	(423)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	0	(4)
Decrease in cash and cash equivalents and restricted cash	(66)	(31)
Cash and cash equivalents and restricted cash, beginning of year	1,250	1,299
Cash and cash equivalents and restricted cash, end of period	$ 1,184	$ 1,268